Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Non-controlling interests [Abstract]
Disclosure of detailed information about non-controlling interests [Text Block]
Non-controlling Interests are detailed as follows:

a.

Equity

Equity	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Viña San Pedro Tarapacá S.A.	40,970,994	39,007,270
Bebidas del Paraguay S.A.	18,930,090	18,803,673
Aguas CCU-Nestlé Chile S.A.	26,718,238	24,118,966
Cervecería Kunstmann S.A.	7,221,111	8,118,212
Compañía Pisquera de Chile S.A.	5,368,951	5,109,395
Saenz Briones & Cía. S.A.I.C.	1,164,303	1,179,410
Distribuidora del Paraguay S.A.	4,777,051	4,445,452
Bebidas Bolivianas BBO S.A. (1)	8,579,344	7,075,032
Other	1,142,971	1,131,825
Total	114,873,053	108,989,235

(1)

See
Note 15 – Business combinations, letter a)
.

Disclosure of detailed information about n on-controlling interests related to profit loss [Text Block]
b.

Result

	For the years ended as of December 31,
Result	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Aguas CCU-Nestlé Chile S.A.	7,590,887	7,587,140	7,814,358
Viña San Pedro Tarapacá S.A.	3,775,811	2,520,768	6,223,423
Cervecería Kunstmann S.A.	3,111,069	2,772,074	1,979,976
Compañía Pisquera de Chile S.A.	1,283,694	1,154,401	954,046
Saenz Briones & Cía. S.A.I.C.	(69,465)	42,787	33,027
Distribuidora del Paraguay S.A.	324,839	1,431,158	906,728
Bebidas del Paraguay S.A.	221,498	210,568	580,406
Bebidas Bolivianas BBO S.A. (1)	(568,189)	(552,816)	-
Other	(166,176)	27,659	9,102
Total	15,503,968	15,193,739	18,501,066

(1)

See
Note 15 – Business combinations, letter a)
.

Summary of significant financial statements items related to non-controlling interests [Text Block]
c.

The Summarized financial information of non controlling interest is detailed as follows:

	As of December 31, 2019	As of December 31, 2018

	ThCh$	ThCh$
Assets and Liabilities
Current assets	762,824,893	711,482,809
Non-current assets	922,672,059	829,511,196
Current liabilities	438,802,486	399,409,388
Non-current liabilities	207,501,667	149,602,171

Dividends paid	10,969,709	3,212,105

Summary of significant financial statements items related to non-controlling interests Vina San Pedro de Tarapaca [Text Block]
The main significant Non-controlling interest is represented by Viña San Pedro Tarapacá S.A. with the following balances:

	As of December 31, 2019	As of December 31, 2018

Assets and Liabilities

	ThCh$	ThCh$
Assets and Liabilities
Current assets	161,149,880	156,118,074
Non-current assets	219,742,431	185,841,247
Current liabilities	90,203,962	80,877,682
Non-current liabilities	49,601,667	31,550,148

	For the years ended as of December 31,
Result	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Net sales	212,321,758	206,518,731	204,453,782
Net income of year	22,218,101	14,833,018	17,715,119